Related Party Transactions and Balances (Details) - Schedule of Remuneration to Senior Management - Related Party [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short-term employee benefits	$ 275	$ 202
Payments to defined contribution pension schemes	6	5
Total	$ 281	$ 207